LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2024
Lease liabilities [abstract]
Disclosure of lease liability [Table Text Block]
	March 31, 2024 $	March 31, 2023 $

Lease liability	484,856	614,120
Less: current portion	(151,129)	(129,264)
Long-term portion	333,727	484,856